================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

                                   ----------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:


   /s/ Willis P. Dobbs              Atlanta, GA USA                   10/20/2005
   -------------------

                                   ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

     [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-

City Capital, Inc.
FORM 13F
30-Sep-05

                                                                                    Voting Authority
                                                                                    -----------------
                                                 Value   Shares/ Sh/ Put/  Invstmt   Other
                    Title of class    CUSIP     (x$1000) Prn Amt Prn Call  Dscretn  Managers   Sole   Shared  None
  Name of Issuer    -------------- ------------ -------- ------- --- ----  -------  --------  ------  ------  ----
3M COMPANY.........      COM          88579Y101     235    3200  SH         Sole                3200
ABERCROMBIE & FITCH
  CO...............      COM          002896207    5080  101910  SH         Sole              101910
AMERICAN INTL
  GROUP............      COM          026874107     807   13028  SH         Sole               13028
BANK OF AMERICA
  CORP.............      COM          060505104    8771  208326  SH         Sole              208326
BAXTER
  INTERNATIONAL....      COM          071813109    6468  162230  SH         Sole              162230
BIOMET INC.........      COM          090613100    5540  159595  SH         Sole              159595
CHEVRON
  CORPORATION......      COM          166764100     717   11070  SH         Sole               11070
CHOICEPOINT INC....      COM          170388102     356    8253  SH         Sole                8253
CITIGROUP INC......      COM          172967101    9821  215749  SH         Sole              215749
COCA COLA CO.......      COM          191216100     498   11533  SH         Sole               11533
CONOCO PHILLIPS....      COM          20825C104    8260  118150  SH         Sole              118150
DELL INC COM.......      COM          24702R101    3070   89775  SH         Sole               89775
DOMINION RES INC
  VA...............      COM          25746U109     550    6380  SH         Sole                6380
DUKE ENERGY
  CORPORATION......      COM          264399106    4824  165371  SH         Sole              165371
FIRST DATA CORP....      COM          319963104    3466   86655  SH         Sole               86655
GENERAL ELECTRIC
  CO...............      COM          369604103    9665  287041  SH         Sole              287041
HEALTH MGMT
  ASSOCIATES
  INC.-A...........      COM          421933102    6178  263230  SH         Sole              263230
HOME DEPOT.........      COM          437076102    7376  193380  SH         Sole              193380
INTEL CORP.........      COM          458140100    5224  211919  SH         Sole              211919
INTL BUSINESS
  MACHINES.........      COM          459200101    7048   87862  SH         Sole               87862
INTL PAPER CO COM..      COM          460146103    3289  110380  SH         Sole              110380
JEFFERSON PILOT
  CORP.............      COM          475070108    3604   70430  SH         Sole               70430
JOHNSON &
  JOHNSON..........      COM          478160104    8527  134749  SH         Sole              134749
JPMORGAN CHASE &
  CO...............      COM          46625H100    9457  278711  SH         Sole              278711
LINCARE HOLDINGS
  INC..............      COM          532791100    4628  112750  SH         Sole              112750
MASCO CORP.........      COM          574599106     239    7800  SH         Sole                7800
MERCK & CO INC.....      COM          589331107     232    8510  SH         Sole                8510
MICROSOFT..........      COM          594918104    1517   58947  SH         Sole               58947
PEPSICO INC........      COM          713448108    4670   82349  SH         Sole               82349
PFIZER INC.........      COM          717081103    8372  335299  SH         Sole              335299
PULTE HOMES INC....      COM          745867101    4835  112650  SH         Sole              112650
SPRINT CORP........      COM          852061100    7217  303480  SH         Sole              303480
STANDARD & POORS
  INDEX FUND (S....      COM          78462f103    1261   10250  SH         Sole               10250
SUNTRUST BANKS
  INC..............      COM          867914103     503    7238  SH         Sole                7238
TALISMAN ENERGY
  INC..............      COM          87425E103    6245  127402  SH         Sole              127402
UNILEVER NV........      COM          904784709     881   12330  SH         Sole               12330
UNITED
  TECHNOLOGIES CP
  COM..............      COM          913017109    4946   95410  SH         Sole               95410
UNITEDHEALTH GROUP
  INC..............      COM          91324P102     504    8972  SH         Sole                8972
WAL MART STORES
  INC..............      COM          931142103    8515  194313  SH         Sole              194313
HONDA MOTOR CO
  LTD--SPONS ADR...      ADR          438128308    7262  255710  SH         Sole              255710
NOKIA CORP ADR A...      ADR          654902204    9045  534870  SH         Sole              534870
PETROLEO BRASILEIRO
  S.A.-ADR.........      ADR          71654V408    7093   99215  SH         Sole               99215
CYBERCARE INC......                   23243t105       0   30550  SH         Sole               30550
REPORT SUMMARY.....       43       DATA RECORDS  196794           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                      2